Intangible Assets, Net (Details) - Schedule of estimated future amortization expense - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of estimated future amortization expense [Abstract]
2022	$ 10,888
2023	10,888
2024	10,888
2025	3,367
2026
Thereafter
Total	$ 36,031	$ 43,041